Background information of business and organization (Details)		6 Months Ended
		Jun. 30, 2017 USD ($)	Jun. 30, 2017 HKD	Jun. 30, 2017 MYR	Jun. 30, 2017 CNY (¥)	Jan. 18, 2017	Dec. 31, 2016
Zhengzhou Hangmei Zhengxing Technology Co., Ltd.("Hangmei Zhengxing") [Member]
Schedule Of Equity Method Investments [Line Items]
Percentage of Equity Directly Attributable to the Group						60.00%
Business acquisition date		Jan. 18, 2017
Beijing Ruihao Rongtong Real Estate Co., Ltd. ("Ruihao Rongtong") [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Jun. 15, 2006
Registered Capital					¥ 250,000,000
Percentage of Equity Directly Attributable to the Group		65.00%	65.00%	65.00%	65.00%		65.00%
Xinyuan International Property Investment Co., Ltd. [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Oct. 06, 2011
Registered Capital | $		$ 500,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
Xinyuan International (HK) Property Investment Co., Limited. [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Oct. 26, 2011
Registered Capital | HKD			HKD 3,000,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
XIN Development Group International Inc. [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Nov. 10, 2011
Registered Capital | $		$ 0
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
Xinyuan Real Estate, Ltd. [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Jan. 27, 2006
Registered Capital | $		$ 50,000,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
South Glory International Ltd. [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Jan. 17, 2001
Registered Capital | HKD			HKD 10,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
Victory Good Development Ltd. [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Jan. 17, 2001
Registered Capital | HKD			HKD 10,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
Elite Quest Holdings Ltd. [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Nov. 19, 2001
Registered Capital | HKD			HKD 10,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
XIN Irvine, LLC [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Jul. 12, 2012
Registered Capital | $		$ 50,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
Vista Sierra, LLC [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		May 01, 2012
Registered Capital | $		$ 0
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
XIN Development Management East, LLC [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Aug. 28, 2012
Registered Capital | $		$ 1,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
XIN NY Holding, LLC [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Aug. 29, 2012
Registered Capital | $		$ 1,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
421 Kent Development, LLC [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Aug. 29, 2012
Registered Capital | $		$ 1,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
Xinyuan Sailing Co., Ltd. [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Jun. 21, 2013
Registered Capital | HKD			HKD 3,000,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
AWAN Plasma Sdn Bhd [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Apr. 16, 2007
Registered Capital | MYR				MYR 33,577,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
XIN Eco Marine Group Properties Sdn Bhd [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Jul. 09, 2014
Registered Capital | MYR				MYR 33,217,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
Xinyuan Internet Finance Co., Ltd. [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Jul. 07, 2015
Registered Capital | $		$ 50,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
New Dawn International Ltd. [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Jul. 07, 2015
Registered Capital | $		$ 50,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
New Legend International Ltd. [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Jul. 07, 2015
Registered Capital | $		$ 50,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
New Point International Ltd. [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Jul. 07, 2015
Registered Capital | $		$ 50,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
New Grace International Ltd. [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Jul. 07, 2015
Registered Capital | $		$ 50,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
China Online Finance Research Institute Limited [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Jul. 17, 2015
Registered Capital | $		$ 1,000,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
Genesis Ocean Investments Ltd. [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Aug. 19, 2015
Registered Capital | HKD			HKD 100
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
Honest View Development Ltd. [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Aug. 19, 2015
Registered Capital | HKD			HKD 100
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
Honour Triumph Enterprises Ltd. [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Aug. 19, 2015
Registered Capital | HKD			HKD 100
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
Well Poly Holdings Ltd. [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Aug. 19, 2015
Registered Capital | HKD			HKD 100
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
Zhengzhou Yasheng Construction Material Co., Ltd. [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Oct. 22, 2013
Registered Capital | $		$ 50,000,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
Zhengzhou Jiasheng Real Estate Co., Ltd. [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Dec. 02, 2013
Registered Capital | $		$ 60,000,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
Zhengzhou Yusheng Landscape Design Co., Ltd. [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Dec. 25, 2013
Registered Capital | $		$ 70,000,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
Xinyuan (China) Real Estate, Ltd. [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Apr. 10, 2006
Registered Capital | $		$ 307,000,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
Henan Xinyuan Real Estate Co., Ltd. ("Henan Xinyuan") [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		May 19, 1997
Registered Capital					¥ 200,000,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
Qingdao Xinyuan Xiangrui Real Estate Co., Ltd. [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Feb. 09, 2006
Registered Capital					¥ 10,000,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
Shandong Xinyuan Real Estate Co., Ltd. [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Jun. 02, 2006
Registered Capital					¥ 300,000,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
Xinyuan Technology Service Co., Ltd. ("Xinyuan Service") [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Dec. 28, 1998
Registered Capital					¥ 50,000,000
Percentage of Equity Directly Attributable to the Group		94.00%	94.00%	94.00%	94.00%
Mingyuan Landscape Engineering Co., Ltd. [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Feb. 17, 2004
Registered Capital					¥ 2,000,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
Henan Xinyuan Wanzhuo Real Estate Co., Ltd. [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Dec. 29, 2011
Registered Capital					¥ 20,000,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
Suzhou Xinyuan Real Estate Development Co., Ltd. [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Nov. 24, 2006
Registered Capital					¥ 200,000,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
Anhui Xinyuan Real Estate Co., Ltd. [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Dec. 07, 2006
Registered Capital					¥ 50,000,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
Kunshan Xinyuan Real Estate Co., Ltd. [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Jan. 31, 2008
Registered Capital					¥ 200,000,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
Xinyuan Real Estate (Chengdu) Co., Ltd. [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Jun. 12, 2007
Registered Capital					¥ 220,000,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
Xuzhou Xinyuan Real Estate Co., Ltd. [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Nov. 09, 2009
Registered Capital					¥ 200,000,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
Henan Xinyuan Jiye Real Estate Co., Ltd. [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Nov. 15, 2009
Registered Capital					¥ 50,000,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
Beijing Heju Management Consulting Service Co., Ltd. [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Jan. 16, 2009
Registered Capital					¥ 30,000,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
Xinyuan Renju (Beijing) Asset Management Co., Ltd. [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Jan. 16, 2009
Registered Capital					¥ 30,000,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
Beijing Xinyuan Wanzhong Real Estate Co., Ltd. [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Mar. 04, 2008
Registered Capital					¥ 900,000,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
Beijing Xinyuan Priority Real Estate Consulting Co., Ltd. [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Mar. 08, 2012
Registered Capital					¥ 30,000,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
Henan Xinyuan Priority Commercial Management Co., Ltd. [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Aug. 10, 2012
Registered Capital					¥ 2,000,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
Zhengzhou Jiantou Xinyuan Real Estate Co., Ltd. [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Jun. 13, 2005
Registered Capital					¥ 10,000,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
Jiangsu Jiajing Real Estate Co., Ltd. [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Mar. 28, 2005
Registered Capital					¥ 150,000,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
Beijing XIN Media Co., Ltd. [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Jul. 10, 2013
Registered Capital					¥ 10,000,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
Suzhou Xinyuan Wanzhuo Real Estate Co., Ltd. [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Sep. 20, 2012
Registered Capital					¥ 200,000,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
Xingyang Xinyuan Real Estate Co., Ltd. [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Jul. 25, 2013
Registered Capital					¥ 200,000,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
APEC Construction Investment (Beijing) Co., Ltd. [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Aug. 01, 2013
Registered Capital					¥ 100,000,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
Beijing Xinxiang Huicheng Decoration Co., Ltd. [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Oct. 18, 2013
Registered Capital					¥ 10,000,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
Jinan Xinyuan Wanzhuo Real Estate Co., Ltd. [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Dec. 04, 2013
Registered Capital					¥ 300,000,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
Xinrongji (Beijing) Investment Co., Ltd. [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Dec. 25, 2013
Registered Capital					¥ 100,000,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
Sanya Beida Science and Technology Park Industrial Development Co., Ltd. [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Jan. 10, 2014
Registered Capital					¥ 200,000,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
Chengdu Xinyuan Wanzhuo Real Estate Co., Ltd. [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Feb. 21, 2014
Registered Capital					¥ 50,000,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
Zhengzhou Hengsheng Real Estate Co., Ltd. [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Jun. 19, 2014
Registered Capital					¥ 20,000,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
Beijing Xinyuan Xindo Park E-commerce Co., Ltd. [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Aug. 12, 2014
Registered Capital					¥ 202,000,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
Beijing Economy Cooperation Ruifeng Investment Co., Ltd. [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Sep. 15, 2014
Registered Capital					¥ 20,000,000
Percentage of Equity Directly Attributable to the Group		90.00%	90.00%	90.00%	90.00%
Tianjin Xinyuan Real Estate Co., Ltd. [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Sep. 17, 2014
Registered Capital					¥ 100,000,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
Xi'an Xinyuan Metropolitan Business Management Co., Ltd. [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Nov. 25, 2014
Registered Capital					¥ 3,000,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
Beijing Xinleju Technology Development Co., Ltd. [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Dec. 24, 2014
Registered Capital					¥ 10,000,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
Changsha Xinyuan Wanzhuo Real Estate Co., Ltd. ("Changsha Wanzhuo") [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Apr. 03, 2014
Registered Capital					¥ 100,000,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
Shanghai Junxin Real Estate Co., Ltd. [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Jan. 16, 2014
Registered Capital					¥ 5,000,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
Beijing Yue-Mart Commerce and Trade Co., Ltd. [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Jan. 05, 2015
Registered Capital					¥ 30,000,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
Beijing Xinhe Investment Development Co., Ltd. [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		May 05, 2015
Registered Capital					¥ 5,000,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
Jinan Xinyuan Commercial Management Co.,Ltd [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Dec. 04, 2015
Registered Capital					¥ 3,000,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
Henan Yue-Mart Commerce and Trade Co., Ltd. [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Mar. 23, 2015
Registered Capital					¥ 10,000,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
Henan Xinyuan Guangsheng Real Estate Co., Ltd. [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Jul. 27, 2015
Registered Capital					¥ 40,000,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
Shanghai Hexinli Property Management Center (Limited partnership) ("Shanghai Hexinli") [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Jul. 28, 2015
Registered Capital					¥ 100,000
Percentage of Equity Directly Attributable to the Group		78.95%	78.95%	78.95%	78.95%
Shenzhen Xilefu Internet Financial Service Co., Ltd. [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Jun. 12, 2015
Registered Capital					¥ 5,000,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
Shenzhen Xileju Technology Development Co., Ltd. [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Jun. 04, 2015
Registered Capital					¥ 5,000,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
Henan Xinyuan Real Estate Marketing Co., Ltd. [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Jul. 30, 2015
Registered Capital					¥ 1,000,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
Shandong Xinyuan Renju Real Estate Co., Ltd. [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Nov. 19, 2011
Registered Capital					¥ 50,000,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
Shaanxi Zhongmao Economy Development Co, Ltd. [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Jun. 22, 1998
Registered Capital					¥ 22,500,000
Percentage of Equity Directly Attributable to the Group		65.98%	65.98%	65.98%	65.98%
421 Kent Holding Co, Ltd. [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		May 02, 2014
Registered Capital | $		$ 1,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
Hudson 888 Owner LLC [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Oct. 22, 2015
Registered Capital | $		$ 1,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
XIN Manhattan Holding LLC [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Dec. 09, 2015
Registered Capital | $		$ 1,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
Hudson 888 Holding LLC [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Dec. 09, 2015
Registered Capital | $		$ 1,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
Shenzhen Xinchuang Investment Consulting Co., Ltd. [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Jan. 20, 2016
Registered Capital					¥ 500,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
Shenzhen Keye Investment Co., Ltd. [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Feb. 26, 2016
Registered Capital					¥ 5,000,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
Henan Yueshenghang Property Service Co., Ltd. [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Apr. 15, 2016
Registered Capital					¥ 50,000,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
Henan Xinyuan Quansheng Real Estate Co., Ltd. [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Jan. 14, 2015
Registered Capital					¥ 40,000,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
Zhengzhou Shengdao Real Estate Co., Ltd. [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Oct. 14, 2013
Registered Capital					¥ 20,000,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
Henan Xinyuan Shunsheng Real Estate Co., Ltd. [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Jan. 13, 2016
Registered Capital					¥ 30,000,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
Hunan Erli Real Estate Co., Ltd. ("Hunan Erli") [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Jan. 04, 2008
Registered Capital					¥ 50,000,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
Ningbo Meishan Bonded Port Xinshoulei Investment Management Co., Limited [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Jul. 13, 2016
Registered Capital					¥ 5,000,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
Xinyuan (China) Technology Research Institute Limited [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Jul. 08, 2016
Registered Capital | HKD			HKD 10,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
XIN Queens Holding LLC [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Jul. 06, 2016
Registered Capital | $		$ 1,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
Queens Theatre Holdco LLC [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Jul. 06, 2016
Registered Capital | $		$ 1,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
Queens Theatre Owner LLC [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Jul. 06, 2016
Registered Capital | $		$ 1,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
Xinyuan Future Science & Technology Research (Beijing) Co., Limited [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Jul. 08, 2016
Registered Capital					¥ 1,000,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
Zhengzhou Xinnan Real Estate Co., Ltd. ("Zhengzhou Xinnan") [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Jan. 21, 2016
Registered Capital					¥ 50,000,000
Percentage of Equity Directly Attributable to the Group		51.00%	51.00%	51.00%	51.00%
Xinyan Investment Management Co., Limited("Xinrock") [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Apr. 08, 2016
Registered Capital					¥ 100,000,000
Percentage of Equity Directly Attributable to the Group		70.00%	70.00%	70.00%	70.00%
Hangzhou Investment Consulting Co., Limited [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		May 25, 2016
Registered Capital					¥ 10,000,000
Percentage of Equity Directly Attributable to the Group		70.00%	70.00%	70.00%	70.00%
Hunan Yue-Mart Commercial Management Co.,Ltd [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Oct. 11, 2016
Registered Capital					¥ 10,000,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
Xinyuan Tianjin Technology Development Co., Limited [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Dec. 08, 2016
Registered Capital					¥ 20,000,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
Henan Xinyuan Industrial Co., Limited [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Dec. 22, 2016
Registered Capital					¥ 20,000,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
Chengdu Xinyuan Commercial Management Co., Limited [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Dec. 12, 2016
Registered Capital					¥ 10,000,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
Hunan Xintian Real Estate Co., Ltd. ("Hunan Xintian") [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	[1]	Sep. 28, 2009
Registered Capital	[1]				¥ 20,000,000
Percentage of Equity Directly Attributable to the Group	[1]	100.00%	100.00%	100.00%	100.00%
Business acquisition date		Jan. 25, 2017
Beijing Xinju Technology Co., Ltd. [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Feb. 07, 2017
Registered Capital					¥ 10,000,000
Percentage of Equity Directly Attributable to the Group		51.00%	51.00%	51.00%	51.00%
Zhengzhou Hangmei Technology Development Co., Ltd.("Zhengzhou Hangmei") [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	[2]	Nov. 25, 2014
Registered Capital	[2]				¥ 50,000,000
Percentage of Equity Directly Attributable to the Group	[2]	51.00%	51.00%	51.00%	51.00%
Business acquisition date		Jan. 18, 2017
Zhengzhou Hangmei Zhengxing Technology Co., Ltd.("Hangmei Zhengxing") [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	[3]	Mar. 28, 2016
Registered Capital	[3]				¥ 50,000,000
Percentage of Equity Directly Attributable to the Group	[3]	60.00%	60.00%	60.00%	60.00%
Xi'an Dingrun Real Estate Co., Ltd. ("Xi'an Dingrun") [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	[4]	Jun. 01, 2011
Registered Capital	[4]				¥ 20,000,000
Percentage of Equity Directly Attributable to the Group	[4]	100.00%	100.00%	100.00%	100.00%
Business acquisition date		May 10, 2017
Zhengzhou Kangshengboda Real Estate Co., Ltd. ("Zhengzhou Kangshengboda") [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	[5]	Jul. 29, 2016
Registered Capital	[5]				¥ 50,000,000
Percentage of Equity Directly Attributable to the Group	[5]	100.00%	100.00%	100.00%	100.00%
Business acquisition date		Jun. 23, 2017
Xinyuan Technology Development Operation Henan Co., Ltd. [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Mar. 16, 2017
Registered Capital					¥ 100,000,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
Xinjiang Xinyuan Renju Equity Investment., Ltd. [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Feb. 24, 2017
Registered Capital					¥ 10,000,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
Zhuhai Prince Real Estate Co., Ltd. ("Zhuhai Prince") [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	[6]	Sep. 13, 1990
Registered Capital	[6]				¥ 16,000,000
Percentage of Equity Directly Attributable to the Group	[6]	100.00%	100.00%	100.00%	100.00%
Business acquisition date		Jun. 28, 2017
Qingdao Jianuohua International Healthy Industrial Co., Ltd. [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Mar. 28, 2017
Registered Capital					¥ 50,000,000
Percentage of Equity Directly Attributable to the Group		75.00%	75.00%	75.00%	75.00%
Henan Renxin Real Estate Co., Ltd. ("Henan Renxin") [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	[7]	Jul. 11, 2008
Registered Capital	[7]				¥ 200,000,000
Percentage of Equity Directly Attributable to the Group	[7]	51.00%	51.00%	51.00%	51.00%
Business acquisition date		Jun. 20, 2017
Henan Huanzhou Construction Engineering Co., Ltd. [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Jun. 01, 2017
Registered Capital					¥ 50,000,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
Hangzhou Xinyansuifeng Investment Partnership Enterprise (Limited partnership) [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Apr. 11, 2017
Registered Capital					¥ 5,000,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
Kunshan Litai Construction Co., Ltd. [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Jun. 29, 2017
Registered Capital					¥ 30,000,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
Hangzhou Huiyuan Investment Management Partnership Enterprise (Limited partnership) [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		May 23, 2017
Registered Capital					¥ 5,000,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
Suzhou Danhua Construction Co., Ltd. [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Jun. 29, 2017
Registered Capital					¥ 30,000,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
Xinchuang Technology Co., Ltd. [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		May 02, 2017
Registered Capital					¥ 100,000,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%
Henan Xinyuan Education Technology Ltd. [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		May 31, 2017
Registered Capital					¥ 10,000,000
Percentage of Equity Directly Attributable to the Group		51.00%	51.00%	51.00%	51.00%
Shenzhen Ruizhuoxizhi Technology Development Co., Ltd. [Member]
Schedule Of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation		Jun. 29, 2017
Registered Capital					¥ 10,000,000
Percentage of Equity Directly Attributable to the Group		100.00%	100.00%	100.00%	100.00%

[1]	Acquired on January 25, 2017.
[2]	Acquired on January 18, 2017.
[3]	Acquired on January 18, 2017. The Company indirectly controls Hangmei Zhengxin through its subsidiary, Zhengzhou Hangmei, which owns 60% equity interest in Hangmei Zhengxing.
[4]	Acquired on May 10, 2017.
[5]	Acquired on June 23, 2017
[6]	Acquired on June 28, 2017.
[7]	Acquired on June 20, 2017.